Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	CREDIT ACCEPTANCE CORP
Entity Central Index Key	0000885550
Amendment Flag	false
Entity Incorporation, State or Country Code	MI
Entity File Number	000-20202
Entity Tax Identification Number	38-1999511
Entity Address, Address Line One	25505 West Twelve Mile Road
Entity Address, City or Town	Southfield,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48034-8339
City Area Code	248
Local Phone Number	353-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	CACC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false